T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.1%			Exelixis (1)	111,699	1,975
			Fate Therapeutics (1)	29,889	464
Biotechnology 27.8%			FibroGen (1)	37,167	1,374
Major Biotechnology 9.7%			Forty Seven (1)	7,605	49
Alkermes (1)	47,082	918	G1 Therapeutics (1)	22,911	522
Amgen	62,043	12,006	Global Blood Therapeutics (1)	35,859	1,740
Biogen (1)	18,511	4,310	Homology Medicines (1)	34,125	618
Exact Sciences (1)	38,074	3,441	Immunomedics (1)	65,933	874
Neurocrine Biosciences (1)	66,060	5,953	Incyte (1)	63,467	4,711
Seattle Genetics (1)	53,075	4,532	Insmed (1)	44,539	786
Vertex Pharmaceuticals (1)	122,466	20,748	Ionis Pharmaceuticals (1)	31,861	1,909
Zogenix (1)	17,800	713	Iovance Biotherapeutics (1)	123,953	2,256
		52,621	Lonza Group (CHF)	3,483	1,179
			Menlo Therapeutics (1)	20,800	93
Other Biotechnology 18.1%
			Minerva Neurosciences (1)	31,433	244
ACADIA Pharmaceuticals (1)	154,763	5,570	Mirati Therapeutics (1)	22,000	1,714
Acceleron Pharma (1)	42,215	1,668	Moderna (1)	14,245	227
Acerta Pharma, Class B,
Acquisition Date: 5/12/15,			Momenta Pharmaceuticals (1)	32,307	419
Cost $203 (1)(2)(3)	8,013,195	721	MyoKardia (1)	33,784	1,762
Agios Pharmaceuticals (1)	24,413	791	Myovant Sciences (1)	21,984	114
Aimmune Therapeutics (1)	51,562	1,080	Nektar Therapeutics (1)	22,907	417
Alexion Pharmaceuticals (1)	73,565	7,205	Novocure (1)	32,390	2,422
Allakos (1)	10,516	827	Odonate Therapeutics (1)	18,779	489
Allogene Therapeutics (1)	39,791	1,084	Principia Biopharma (1)	11,044	312
Alnylam Pharmaceuticals (1)	38,354	3,084	PTC Therapeutics (1)	48,440	1,638
AnaptysBio (1)	8,317	291	Reata Pharmaceuticals,
Apellis Pharmaceuticals (1)	15,568	375	Class A (1)	14,203	1,140
Ascendis Pharma, ADR (1)	57,348	5,524	Regeneron Pharmaceuticals (1)	24,281	6,736
Audentes Therapeutics (1)	10,396	292	REGENXBIO (1)	20,700	737
Autolus Therapeutics, ADR (1)	11,178	139	Rhythm Pharmaceuticals (1)	14,248	308
Avrobio (1)	11,694	165	Rocket Pharmaceuticals (1)	25,741	300
BeiGene, ADR (1)	12,806	1,568	RPI International Holdings
			Partnership, Acquisition Date:
BioMarin Pharmaceutical (1)	54,287	3,659	5/21/15, Cost $680 (2)(3)	5,765	914
Bluebird Bio (1)	24,299	2,231	Sage Therapeutics (1)	76,320	10,707
Blueprint Medicines (1)	36,763	2,701	Sarepta Therapeutics (1)	44,826	3,376
Corvus Pharmaceuticals (1)	18,699	56	Scholar Rock Holding (1)	9,088	81
CytomX Therapeutics (1)	13,787	102	Ultragenyx Pharmaceutical (1)	39,619	1,695
Denali Therapeutics (1)	16,100	247	WaVe Life Sciences (1)	8,708	179
Enanta Pharmaceuticals (1)	25,083	1,507	Xencor (1)	51,927	1,751
			Y-mAbs Therapeutics (1)	15,065	393
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Zai Lab, ADR (1)	6,638	215	Specialty Pharmaceuticals 0.7%
		97,727	Cara Therapeutics (1)	55,988	1,024
Total Biotechnology		150,348	GW Pharmaceuticals, ADR (1)	7,304	840
Life Sciences 10.7%			Perrigo	2,600	145
			Tricida (1)	59,688	1,843
Life Sciences 10.7%
Abcam (GBP)	60,105	847			3,852
Agilent Technologies	128,816	9,871	Total Pharmaceuticals		78,512
Bruker	69,769	3,065	Products & Devices 23.6%
Danaher	92,577	13,371	Implants 15.3%
GenMark Diagnostics (1)	101,143	613	AtriCure (1)	27,800	693
Illumina (1)	9,664	2,940	Becton Dickinson & Company	105,510	26,690
Mettler-Toledo International (1)	2,976	2,096	Integer Holdings (1)	7,100	537
Quanterix (1)	36,096	792	Intuitive Surgical (1)	53,775	29,035
Quidel (1)	41,793	2,564	NuVasive (1)	4,700	298
Thermo Fisher Scientific	73,721	21,473	Stryker	82,891	17,929
Total Life Sciences		57,632	Teleflex	15,820	5,375
Pharmaceuticals 14.5%			Verily Life Sciences, Series B,
			Acquisition Date: 1/23/19,
European Major - Pharmaceuticals 0.4%			Cost $ 643 (1)(2)(3)	5,220	643
Bayer (EUR)	30,524	2,150	Wright Medical Group (1)	73,870	1,524
Zeneca, Acquisition Date:					82,724
7/18/13, Cost $0 (1)(2)(3)	12,799	8
			Other Products & Devices 8.3%
		2,158
			ABIOMED (1)	6,934	1,233
Major Pharmaceuticals 13.4%			Alcon (CHF) (1)	75,603	4,410
AbbVie	105,220	7,967	Argenx, ADR (1)	38,271	4,361
Allergan	26,846	4,518	Avantor (1)	198,298	2,915
Amarin, ADR (1)	85,428	1,295	Cooper	16,386	4,867
AstraZeneca (GBP)	614	55	DexCom (1)	31,036	4,632
AstraZeneca, ADR	192,900	8,597	Hologic (1)	144,565	7,299
Bristol-Myers Squibb	174,537	8,851	ICU Medical (1)	11,272	1,799
Chugai Pharmaceutical (JPY)	39,400	3,079	Insulet (1)	19,400	3,200
Daiichi Sankyo (JPY)	79,500	5,024	JAND, Class A, Acquisition Date:
Eli Lilly	49,364	5,520	4/23/15 - 3/9/18, Cost $353
Merck	113,183	9,528	(1)(2)(3)	29,873	506
Novartis (CHF)	65,909	5,720	Lantheus Holdings (1)	43,366	1,087
Pfizer	153,100	5,501	Nevro (1)	31,675	2,723
Roche Holding (CHF)	23,515	6,847	Pax Labs, Class A, Acquisition
			Date: 4/18/19, Cost $1,452
		72,502	(1)(2)(3)	385,684	1,452
			Penumbra (1)	18,162	2,443
The accompanying notes are an integral part of this Portfolio of Investments.

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Shockwave Medical	54,016	1,617	Total Life Sciences		1,794
Tandem Diabetes Care (1)	9,500	560	Total Preferred Stocks
		45,104	(Cost $1,458)		1,794
Total Products & Devices		127,828
			CONVERTIBLE PREFERRED STOCKS 1.6%
Services 15.7%

Other Services 1.9%			Biotechnology 0.2%
Elanco Animal Health (1)	52,612	1,399	Other Biotechnology 0.2%
Envista Holdings (1)	102,467	2,857	Ginkgo Bioworks, Series E,
Guardant Health (1)	22,929	1,464	Acquisition Date: 7/30/19 -
			9/9/19, Cost $975 (2)(3)	6,577	988
HTG Molecular Diagnostics (1)	66,512	45
			Rapt Therapeutics, Senior
West Pharmaceutical Services	30,521	4,328	Series C-2, Acquisition Date:
		10,093	6/7/19, Cost $113 (2)(3)	49,183	112
Payors 11.6%			Total Biotechnology		1,100
Anthem	34,185	8,208	Products & Devices 0.8%
Centene (1)	166,704	7,211	Capital Equipment 0.1%
Cigna	60,532	9,188	Reflexion Medical, Series C,
Humana	26,984	6,899	Acquisition Date: 4/3/18, Cost
Molina Healthcare (1)	29,465	3,233	$255 (1)(2)(3)	150,708	255
UnitedHealth Group	119,690	26,011			255
WellCare Health Plans (1)	6,821	1,768	Implants 0.5%
		62,518	Becton Dickinson & Company,
Providers 2.2%			Series A, 6.125%, 5/1/20	18,082	1,121
			Kardium, Series D,
Acadia Healthcare (1)	28,625	890	Acquisition Date: 11/29/18, Cost
HCA Healthcare	86,208	10,381	$391 (2)(3)	403,778	391
Teladoc Health (1)	11,100	752	Outset Medical, Series C,
			Acquisition Date: 4/19/17, Cost
		12,023	$724	279,529	869
Total Services		84,634	Outset Medical, Series D,
Total Miscellaneous Common Stocks 4.8% (4)		26,116	Acquisition Date: 8/20/18, Cost
			$503 (1)(2)(3)	161,707	503
Total Common Stocks
(Cost $351,236)		525,070			2,884
			Other Products & Devices 0.2%
PREFERRED STOCKS 0.3%			JAND, Series D, Acquisition
			Date: 4/23/15, Cost $709
Life Sciences 0.3%			(1)(2)(3)	61,723	1,045
Life Sciences 0.3%
Sartorius (EUR) (5)	9,842	1,794

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

JAND, Series E, Acquisition			Tempus Labs, Series F,
Date: 3/9/18, Cost $43			Acquisition Date: 4/30/19,
(1)(2)(3)	2,753	47	Cost $197 (2)(3)	7,944	197

		1,092			2,818
Total Products & Devices		4,231	Total Services		3,203

Services 0.6%			Total Convertible Preferred Stocks
			(Cost $6,520)		8,534
Information & Data Technology 0.1%

Doximity, Series C, Acquisition			SHORT-TERM INVESTMENTS 0.7%
Date: 4/10/14, Cost $219
(1)(2)(3)	45,378	385	Money Market Funds 0.7%
		385	T. Rowe Price Government Reserve
			Fund, 2.00% (6)(7)	3,751,081	3,751
Other Services 0.5%
			Total Short-Term Investments
Freenome Holdings, Series B,			(Cost $3,751)		3,751
Acquisition Date: 6/24/19,
Cost $ 325 (2)(3)	71,397	325
Tempus Labs, Series D,			Total Investments in Securities 99.7%
Acquisition Date: 3/16/18,
Cost $ 533 (1)(2)(3)	56,856	1,368	(Cost $362,965)		$539,149
			Other Assets Less Liabilities 0.3%		1,506
Tempus Labs, Series E,			Net Assets 100%		$540,655
Acquisition Date: 8/23/18,
Cost $ 629 (1)(2)(3)	37,551	928

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $11,657 and represents 2.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$44
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$44+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government Reserve Fund	$—		¤	¤	$3,751
T. Rowe Price Short-Term Fund	—		¤	¤	—
$3,751^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,751.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$487,330	$ 33,424	$ 4,316	$ 525,070
Preferred Stocks	—	1,794	—	1,794
Convertible Preferred Stocks	—	1,121	7,413	8,534
Short-Term Investments	3,751	—	$ —	3,751
Total	$491,081	$ 36,339	11,729	$ 539,149

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $1,263,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/19	Period	Purchases	Level 3	9/30/19
Investment in
Securities
Common
Stocks	$1,911	$.238	$2,167	$ –	$ 4,316
Convertible
Preferred
Stocks	5,573	1,025	1,610	(795)	7,413

Total	$7,484	$1,263	$3,777	$ (795)	$ 11,729